INCOME TAX (CREDIT)/EXPENSE (Schedule of Overseas Tax Jurisdictions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective tax rate
Profit/(Loss) before taxation	$ (39,875)	$ (42,140)	$ 22,943
As a percentage of profit/loss before tax:
Current tax	1.14%	(0.69%)	1.32%
Total (current and deferred)	3.05%	(8.44%)	3.30%